COMPANY BACKGROUND	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
COMPANY BACKGROUND
COMPANY BACKGROUND
1.	COMPANY BACKGROUND

Sun Country Airlines Holdings, Inc. is the parent company of Sun Country, Inc., which is a certificated air carrier providing scheduled passenger service, air cargo service, charter air transportation and related services. Services are provided to the general public, cargo customers, military branches, wholesale tour operators, individual entities, schools and companies for air transportation to various U.S. and international destinations. Except as otherwise stated, the financial information, accounting policies, and activities of Sun Country Airlines Holdings, Inc. are referred to as those of the Company (the “Company” or “Sun Country”).

Stock Split

In March 2021, the Company effected an approximately 18.8886 for 1 stock split of its common stock (the “Stock Split”), with exercise prices for outstanding warrants and options adjusted accordingly by dividing such prices by the Stock Split ratio. The par value of the common stock was not adjusted as a result of the Stock Split. As a result of the Stock Split, the Company issued an additional 44,226,587 shares of common stock. All references to common stock, warrants to purchase common stock, stock options, per share amounts and related information contained in the accompanying Condensed Consolidated Financial Statements and applicable disclosures have been retroactively adjusted to reflect the effect of the Stock Split for all periods.

Approval of the Omnibus Incentive Plan

In March 2021, the stockholders approved the Sun Country Airlines Holdings, Inc. 2021 Omnibus Incentive Plan (the “Plan”).  The Plan authorizes that no more than 3,600,000 shares of Common Stock may be delivered in the aggregate pursuant to Awards granted under the Plan. An “Award” means any Incentive Stock Option, Nonqualified Stock Option, Stock Appreciation Right, Restricted Stock, Restricted Stock Unit, Other Stock-Based Award, or Other Cash-Based Award granted under the Plan.

Upon implementation of this new Plan, there were no more grants under the October 2018 equity incentive plan. Awards already issued under the 2018 plan are not impacted by the new Plan.

Initial Public Offering of Common Stock and Other Stock Sales

On March 16, 2021, the Company priced its initial public offering of 9,090,909 shares of common stock to the public at $24.00 per share. The stock began trading on the NASDAQ on March 17, 2021 under the symbol SNCY. The underwriters had an option to purchase an additional 1,363,636 shares from the Company at the public offering price, which they exercised. In total, all 10,454,545 shares were issued on March 19, 2021 and the net proceeds to the Company were $225,006 after deducting underwriting discounts and commissions, and other offering expenses.

Concurrently with the closing of the initial public offering, SCA Horus Holdings, LLC, an affiliate of investment funds managed by affiliates of Apollo Global Management (the “Apollo Stockholder”), also completed a concurrent private placement in which the Apollo Stockholder sold 2,216,312 and 2,216,308 shares of common stock to PAR Investment Partners, L.P. and certain funds or accounts managed by an investment adviser subsidiary of Blackrock, Inc., respectively. Each of the two sales was based on an aggregate purchase price of $50,000 and a price per share equal to 94% of the initial public offering price of $24.00 per share.

In May 2021, the Apollo Stockholder sold 7,250,000 shares of the Company’s common stock at a public offering price of $34.50 per share. The underwriters in this offering exercised their option to purchase an additional 1,087,500 shares at the public offering price, bringing the total offering to 8,337,500 shares. The Company incurred offering expenses of $640 and did not receive any of the proceeds from the offering. All proceeds went to the Apollo Stockholder.

1.	COMPANY BACKGROUND (continued)

Amazon Agreement

On December 13, 2019, the Company signed a six-year contract (with two, two-year extension options, for a maximum term of 10 years) with Amazon.com Services, Inc. (together with its affiliates, “Amazon”) to provide cargo services under an Air Transportation Services Agreement (the “ATSA”). The agreement is structured for the Company to provide crew, maintenance, and insurance (“CMI”) services to Amazon. Sun Country began flying for Amazon in May 2020.  On June 27, 2020, Amazon and the Company signed an amendment to the December 2019 agreement that increased the number of aircraft Sun Country operates from 10 to 12.

In December 2019, in connection with the ATSA, the Company issued warrants to Amazon to purchase an aggregate of up to 9,482,606 shares of common stock at an exercise price of approximately $15.17 per share. The exercise period of these warrants is through the eighth anniversary of the issue date. Of the 9,482,606 total Amazon warrants issued, 632,183 vested upon execution of the ATSA in December 2019.  Thereafter, an additional 63,217 warrants will vest for each milestone of $8,000 in qualifying payments made by Amazon to the Company.  During the three and six months ended June 30, 2021, 189,652 and 379,304 warrants vested, respectively. The cumulative warrants vested as of June 30, 2021 were 1,264,356. No warrants vested during the six months ended June 30, 2020.

1. COMPANY BACKGROUND

Sun Country Airlines Holdings, Inc. f/k/a SCA Acquisition Holdings, LLC (the “Successor”) was formed on December 8, 2017 by funds managed by affiliates of Apollo Global Management (“Apollo”) for the purpose of purchasing (the “Acquisition”) Sun Country, Inc. d/b/a Sun Country Airlines (the “Predecessor”). Sun Country, Inc. f/k/a MN Airlines, LLC is a privately-owned certified air carrier providing scheduled passenger service, air cargo service, charter air transportation and related services. Except as otherwise stated, the financial information, accounting policies, and activities of Sun Country Airlines are referred to as those of the Company (the “Company”, “SCA” or “Sun Country”).

On April 11, 2018 (the “Acquisition Date”), SCA Acquisition Holdings, LLC acquired 100 percent of MN Airlines’ stockholder equity. The Acquisition was accounted for as a business combination using the purchase method of accounting, which requires, among other things, that assets acquired and liabilities assumed be recognized on the balance sheet at their fair value as of the Acquisition Date.

Reorganization Transactions

On January 31, 2020, all 40,005,885 outstanding Apollo Warrants were exercised to purchase common stock of SCA Acquisition Holdings, LLC. Also on January 31, 2020, SCA Acquisition Holdings, LLC was converted into a Delaware corporation pursuant to a statutory conversion and changed its name to Sun Country Airlines Holdings, Inc. In connection with the conversion to a corporation, all of the outstanding shares of SCA Acquisition Holdings, LLC common stock with a $0.01 par value were converted into shares of Sun Country Airlines Holdings, Inc. common stock. The outstanding warrants held by Amazon to purchase shares of SCA Acquisition Holdings, LLC common stock were converted into warrants to purchase shares of Sun Country Airlines Holdings, Inc. common stock and all of the outstanding options to purchase shares of SCA Acquisition Holdings, LLC common stock were converted into options to purchase shares of Sun Country Airlines Holdings, Inc. common stock.

Amazon Agreement

On December 13, 2019, the Company signed a six-year contract (with two, two-year extension options, for a maximum term of 10 years) with Amazon.com Services, Inc. (together with its affiliates, “Amazon”) to provide air cargo services (“Amazon Agreement”). The option to renew the Amazon Agreement for two additional two-year terms is at Amazon’s sole discretion, subject to Amazon providing Sun Country with at least 180 days’ prior written notice before the expiration of the then-current term. Sun Country began flying for Amazon in the second quarter of 2020. On June 27, 2020, Amazon and the Company signed an amendment to the December 13, 2019 agreement that added two aircraft. As of December 31, 2020, Sun Country operates 12 Boeing 737-800 cargo aircraft for Amazon.

Amazon supplies the aircraft and reimburses the Company for certain operating expenses, including fuel and heavy maintenance. The aircraft fly under the Company’s air carrier operating certificate and the Company supplies the crew, non-heavy maintenance and insurance for the aircraft. Amazon pays a fixed monthly fee per aircraft as well as a set rate per flight cycle and block hour flown.

1. COMPANY BACKGROUND (continued)

In December 2019, in connection with the Amazon Agreement, the Company issued warrants to Amazon to purchase an aggregate of up to 9,482,606 shares of common stock at an exercise price of approximately $15.17 per share, which represented approximately 15% of the Company’s common stock on that date. The exercise period of these warrants is through the eighth anniversary of the issue date. The Amazon warrants were valued at $7.38 per share. The fair value of the warrants was determined using a Monte Carlo simulation which involves inputs such as expected volatility, the risk-free rate of return and the probability of achieving varying outcomes under the Amazon Agreement. The fair value of warrants that are expected to vest in the future will be recorded as contra-revenue over the vesting term of the warrants on a pro-rata basis as the flights occur. For so long as Amazon holds these warrants or any shares of common stock issued upon exercise of the warrants and the Amazon Agreement remains in effect, Amazon will have the right to nominate a member or an observer to SCA’s board of directors.

Of the 9,482,606 total Amazon warrants issued, 632,183 vested upon execution of the Amazon Agreement on December 13, 2019. Thereafter, an additional 63,217 warrants will vest for each milestone of $8 million in payments made by Amazon to the Company, excluding reimbursable and direct pass-through expenses. During the year ended December 31, 2020, 252,869 warrants vested.